SUPPLEMENTARY CASH FLOW INFORMATION - Disclosure of detailed information about non-cash working capital (Details) - USD ($) $ in Thousands	6 Months Ended
	Feb. 28, 2021	Feb. 29, 2020
Supplementary Cash Flow Information [Abstract]
Amounts receivable, prepaid expenses and other assets	$ (124)	$ 179
Payment of bank advisory fees	(2,890)
Accounts payable and other liabilities	76	(750)
Net change in non-cash working capital	$ (2,938)	$ (571)